Regulatory Capital	12 Months Ended
Dec. 31, 2013
Regulatory Capital
Regulatory Capital

Note 21 – Regulatory Capital

ChoiceOne and the Bank are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If only adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as are asset growth and expansion, and plans for capital restoration are required. At year-end 2013 and 2012, the most recent regulatory notifications categorized ChoiceOne and the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed ChoiceOne or the Bank’s categories.

Actual capital levels and minimum required levels for ChoiceOne and the Bank were as follows:

					Minimum Required
					to be Well
(Dollars in thousands)			Minimum Required		Capitalized Under
			for Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2013
ChoiceOne Financial Services Inc.
Total capital (to risk weighted assets)	$50,530	14.4%	$28,077	8.0%	$35,097	10.0%
Tier 1 capital (to risk weighted assets)	46,406	13.2	14,039	4.0	21,058	6.0
Tier 1 capital (to average assets)	46,406	9.5	19,517	4.0	24,396	5.0

ChoiceOne Bank
Total capital (to risk weighted assets)	$49,340	14.1%	$28,048	8.0%	$35,060	10.0%
Tier 1 capital (to risk weighted assets)	45,216	12.9	14,024	4.0	21,036	6.0
Tier 1 capital (to average assets)	45,216	9.3	19,489	4.0	24,361	5.0

December 31, 2012
ChoiceOne Financial Services Inc.
Total capital (to risk weighted assets)	$46,670	13.9%	$26,880	8.0%	$33,600	10.0%
Tier 1 capital (to risk weighted assets)	42,698	12.7	13,440	4.0	20,160	6.0
Tier 1 capital (to average assets)	42,698	8.9	19,216	4.0	24,021	5.0

ChoiceOne Bank
Total capital (to risk weighted assets)	$46,004	13.7%	$26,856	8.0%	$33,570	10.0%
Tier 1 capital (to risk weighted assets)	42,015	12.5	13,428	4.0	20,142	6.0
Tier 1 capital (to average assets)	42,015	8.8	19,191	4.0	23,988	5.0

Banking regulations limit capital distributions by state-chartered banks. Generally, capital distributions are limited to undistributed net income for the current and prior two years. At December 31, 2013, approximately $7,180,000 was available for ChoiceOne Bank to pay dividends to ChoiceOne Financial Services, Inc. ChoiceOne’s ability to pay dividends to shareholders is dependent on the Bank, which is restricted by state law and regulations.